Retirement benefits - Additional Information (Detail) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) yr	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£) yr
Disclosure of defined benefit plans [line items]
Bank accounts pledged as security | £				£ 31
Expected company payments	$ 6.0
Net defined liability			$ 101.0
Assets of benefit plan			3.0
Non-current net defined benefit liability	96.0	$ 91.0	104.0
Remeasurement gain and loss in other comprehensive income	(6.0)	8.0	(4.0)
Assets restriction of benefit plan			3.0
Banner Life Insurance Company [member]
Disclosure of defined benefit plans [line items]
Purchase of annuity insurance	$ 124.0
Actuarial assumption of expected rates of mortality [Member]
Disclosure of defined benefit plans [line items]
Mortality - per annum long term trend	1.25%
Description of mortality assumptions	1.25
One year increase in mortality rates [member]
Disclosure of defined benefit plans [line items]
Accumulated post-employment benefit obligations	$ 4.2	3.9	10.5
Inter-Continental hotels pension plan [member]
Disclosure of defined benefit plans [line items]
Contribution transferred	20.0
Funding contribution refund	1.5
Inter-Continental hotels pension plan [member] | Pension Benefit Guaranty Corporation [member]
Disclosure of defined benefit plans [line items]
Contribution transferred	6.0
Retirement benefit assets [member]
Disclosure of defined benefit plans [line items]
Funding contribution	$ 12.0
Other Overseas Pension Plans [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	The Group also operates a number of smaller pension schemes outside the UK, the most significant of which is a defined contribution scheme in the US; there is no material difference between the pension costs of, and contributions to, these schemes.
Increase/ (decrease) In liabilities [member] | Healthcare costs trend rate [Member] | 1% point increase [Member]
Disclosure of defined benefit plans [line items]
Accumulated post-employment benefit obligations	$ 1.6	1.6	1.8
Increase/ (decrease) In liabilities [member] | Healthcare costs trend rate [Member] | 1% point decrease [Member]
Disclosure of defined benefit plans [line items]
Accumulated post-employment benefit obligations	$ 1.7	$ 1.7	$ 1.9
Pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates | yr	0.7			0.7
Pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates | yr	2.3			2.3
Non-pensioners male [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates | yr	0.5			0.5
Non-pensioners female [member]
Disclosure of defined benefit plans [line items]
Actuarial assumption of mortality rates | yr	2.6			2.6
United Kingdom [member]
Disclosure of defined benefit plans [line items]
Description of retirement benefit plan	Since 6 August 2014, UK retirement and death in service benefits are provided for eligible employees by the IHG UK Defined Contribution Pension Plan. Members, including those who have been auto-enrolled since 1 September 2013, are provided with defined contribution arrangements under this plan; benefits are based on each individual member’s personal account. The plan is HM Revenue and Customs registered and governed by an independent trustee, assisted by professional advisers as and when required. The overall operation of the plan is subject to the oversight of The Pensions Regulator.Residual defined benefit obligations remain in respect of additional benefits provided to members of an unfunded pension arrangement who were affected by lifetime or annual allowances under the former defined benefit arrangements. Accrual under this arrangement ceased with effect from 1 July 2013 and a cash-out offer in 2014 resulted in the extinguishment of approximately 70% of the unfunded pension obligations. The Company meets the benefit payment obligations of the remaining members as they fall due. A charge over certain ring-fenced bank accounts totalling £00m at 31 December 2019 (see note [16]) is currently held as security on behalf of the remaining members.
Explanation of changes in description of retirement benefit plan	The former defined benefit plan, the InterContinental Hotels UK Pension Plan, was wound up on 21 July 2015 following the completion of the buy-out and transfer of the defined benefit obligations to Rothesay Life on 31 October 2014.
Approximate extinguishment of the unfunded pension obligations	70.00%
Bank accounts pledged as security | £				£ 41